Fair Value Measurements - Change in Fair Value of Derivative Liabilities (Details) - Fair Value, Inputs, Level 3 - USD ($)	3 Months Ended
	Jun. 30, 2021	Mar. 31, 2021
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Derivative liabilities, beginning balance	$ 13,728,750	$ 0
Transfer of Public Warrants to Level 1 Measurement	(9,056,250)
Change in fair value of derivative liabilities - Level 3	667,500	523,000
Derivative liabilities, ending balance- Level 3	$ 5,340,000	13,728,750
Public Warrants
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Issuance of Public Warrants - Level 3		8,711,250
Private Placement Warrants
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Issuance of Public Warrants - Level 3		$ 4,494,500